Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported in the Consolidated Balance Sheet that sum to the Total Amount in the Statement of Cash Flow (Details) - USD ($)
$ in Millions
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016	Oct. 03, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 4,150	$ 4,017	$ 4,610
Restricted Cash and Investments, Current	1	26	96
Restricted Cash and Investments, Noncurrent	4	21	54
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 4,155	$ 4,064	$ 4,760	$ 4,725